Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001552198
Registrant Name	WhiteHorse Finance, Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES